Related party transactions	12 Months Ended
Mar. 31, 2023
Related party transactions [abstract]
Related party transactions
31. Related party transactions

Related parties include joint ventures, associates, investments and key management personnel.
The following significant transactions with related parties were in the normal course of business. Amounts receivable from and payable to related parties are due on normal commercial terms.

	2023	2022	2021
	£m	£m	£m
Sales: Goods and services supplied to a pension plan	—	3	3
Sales: Goods and services supplied to joint ventures[1]	100	284	79
Sales: Goods and services supplied to associates	1	—	1
Sales: Goods and services supplied to subsidiaries of an associate	6	—	—
Purchases: Goods and services received from joint ventures[2]	—	19	35
Purchases: Goods and services received from associates[2]	31	41	43

Receivables from joint ventures[3]	58	43	263
Receivables from associates	—	1	—
Receivables from subsidiaries of an associate	8	—	—
Payables to joint ventures[4]	19	247	17
Payables to associates	1	4	3

Dividends received from joint ventures[5]	150	123	49
Dividends received from associates[6]	32	35	32
1.During the year, £76 million of sales were made to Emerald Energy Venture LLC (2022: £74 million; 2021: £50 million) and a further £7 million and £6 million of sales were made to NGET/SPT Upgrades Limited (a joint venture) in 2022 and 2021 respectively. Prior to the Group’s disposal of its equity interest in St William Homes LLP in the year ended 31 March 2022, £202 million (2021: £14 million) of property sites were sold to St William Homes LLP.
2.During the year, the Group received goods and services from a number of US associates, both for the transportation of gas and for pipeline services in the US, most notably £22 million (2022: £38 million; 2021: £41 million) of purchases from Millennium Pipeline Company LLC in the period up until disposal on 7 October 2022. The Group purchased assets of £nil (2022: £18 million; 2021: £17 million) from BritNed Development Limited. The Group also made purchases of £nil (2022: £0.3 million; 2021: £5 million) from NGET/SPT Upgrades Limited.
3.Amounts receivable from joint ventures include £55 million (2022: £33 million; 2021: £19 million) from Emerald Energy Venture LLC. Amounts receivable in comparative periods include amounts due from St William Homes LLP, which is no longer a related party of the Group (2022: £nil; 2021: £241 million).
4.Amounts payable to joint ventures in the prior year included £223 million due to Community Offshore Wind, LLC, NGV’s joint venture with RWE Renewables, in respect of a capital call to NGV following the successful auction of six seabed leases in New York. This was settled in the year ended 31 March 2023.
5.Includes dividends of £84 million (2022: £39 million; 2021: £18 million) received from BritNed Development Limited and £47 million (2022: £77 million; 2021: £25 million) from Nemo Link Limited.
6.Includes dividends of £16 million (2022: £34 million; 2021: £31 million) received from Millennium Pipeline Company LLC in the period up until disposal on 7 October 2022.
Details of investments in principal subsidiary undertakings, joint ventures and associates are disclosed in note 34, and information relating to pension fund arrangements is disclosed in note 25. For details of Directors’ and key management remuneration, refer to note 4(c).